Securities trading and intermediation	12 Months Ended
Dec. 31, 2021
Summary of Securities, Trading and Intermediation Assets and Liabilities [Abstract]
Securities trading and intermediation	Securities trading and intermediation
Represented by operations at B3 on behalf of and on account of third parties, with liquidation operating cycle between D+1 and D+3.

	2021	2020

Cash and settlement records	107,246	18,128
Debtors pending settlement	1,380,393	1,088,923
(-) Expected losses on Securities trading and intermediation (a)	(81,988)	(55,485)
Total Assets	1,405,651	1,051,566

Cash and settlement records	365,700	59,712
Creditors pending settlement	15,231,855	20,243,409
Total Liabilities	15,597,555	20,303,121

(a)	The reconciliation of gross carrying amount and the expected loss segregated by stage according to IFRS 9 is included in Note 14.